Parenthetical Information Note 26 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Private & Commercial Bank [Member]
Disposal of Abbey Life business [Abstract]
Impairment of goodwill and other intangible assets	€ 12	€ 0	€ 3,608
Disposal of entire 19.99 percent stake in Hua Xia Bank Company Limited
Revaluation of the held for sale investment until its disposal		(122)
Carrying value of the noncurrent asset after revaluation (write off)		3,100
Accumulated other comprehensive income, reclassified to the income statement		662
Overall transaction related net gain		624
Deutsche Asset Management [Member]
Disposal of fund administration and custody business of Sal. Oppenheim Luxembourg
Impairment before disposal	(5)
Reclassification of fund administration and custody business of Sal. Oppenheim Luxembourg [Abstract]
Impairment due to classification as a disposal group held for sale		(34)
Disposal of Abbey Life business [Abstract]
Contained intangible assets		1,015
thereof: Goodwill		500
thereof: VOBA (value of business acquired)		515
Impairment of goodwill and other intangible assets	€ 3	1,021	€ 0
Cumulative losses from the termination of the cash flow hedge program		(49)
Other income items as a result of the sale		72
Overall pre-tax loss		€ (943)